Related party transactions - Related Party Balances (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Accounts receivable, related parties	$ 5.8	$ 242.9
Accounts payable, related parties	13.0	47.3
Majority Shareholder
Related Party Transaction [Line Items]
Accounts receivable, related parties	0.1	102.3
Line of Credit | US $85 Million Unsecured Revolving Shareholder Loan | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties	5.0	175.0
Loans Payable | US $500 Million Fixed Interest Bond | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties	500.0	500.0
Seadrill Offshore AS | Affiliated Entity
Related Party Transaction [Line Items]
Accounts receivable, related parties	4.5	140.6
Seadrill Management AS | Affiliated Entity
Related Party Transaction [Line Items]
Accounts receivable, related parties	1.2	0
Accounts payable, related parties	0	7.9
Seadrill UK Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	3.8	4.5
Seadrill Management UK Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	2.9	0
Seadril Deepwater Crewing Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	0	11.7
Seadrill Deepwater Units Pte Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	6.1	12.1
Seadrill Eminence Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	0	10.0
Seadrill Eminence Ltd | Loans Payable | US $27.5 Million Shareholder Loan | Affiliated Entity
Related Party Transaction [Line Items]
Notes payable, related parties	0	27.5
Other Seadrill Subsidiaries | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	0.2	1.1
Ship Finance | Loans Payable | US $195 Million Loan | Affiliated Entity
Related Party Transaction [Line Items]
Notes payable, related parties	$ 195.0	$ 0